JPMorgan Tax Aware Real Return Fund
Schedule of Portfolio Investments as of January 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 92.5% (a)
Alabama — 2.3%
Alabama Public School and College Authority, Capital Improvement Series 2016A, Rev., 4.00%, 6/1/2031	35	36
Black Belt Energy Gas District
Series 2022C-1, Rev., 5.25%, 6/1/2028	1,530	1,621
Series 2022C-1, Rev., 5.25%, 12/1/2028	1,275	1,358
County of Jefferson Sewer
Rev., 5.00%, 10/1/2035	1,000	1,143
Rev., 5.00%, 10/1/2038	2,000	2,231
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (b)	3,825	3,788
Southeast Energy Authority A Cooperative District, Project No. 3 Series 2022A-1, 5.50%, 12/1/2029 (b)	1,000	1,084
Total Alabama		11,261
Alaska — 0.0% ^
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project Rev., 5.00%, 9/1/2024	15	15
Arizona — 1.4%
Arizona Industrial Development Authority
Rev., 5.00%, 7/1/2038 (c)	250	247
Rev., 5.25%, 7/1/2043 (c)	250	246
Arizona Industrial Development Authority, Doral Academy of Northern Nevada Project Series 2021A, Rev., 4.00%, 7/15/2036 (c)	275	247
City of Phoenix Civic Improvement Corp. Rev., AMT, 5.00%, 7/1/2030	1,475	1,582
City of San Luis Series 2017A, Rev., AGM, 5.00%, 7/1/2025	50	51
Industrial Development Authority of the County of Pima (The), La Posada at Pusch Ridge Project Series 2022B-3, Rev., 5.13%, 11/15/2029 (c)	500	501
Maricopa County Elementary School District No. 92-Pendergast Elementary Series 2023B, GO, 5.00%, 7/1/2035	375	437
Maricopa County Industrial Development Authority Series 2023A, Rev., 6.25%, 7/1/2053 (c)	1,900	1,930
Maricopa County Industrial Development Authority, Valley Christian Schools Project Series 2023A, Rev., 5.25%, 7/1/2033 (c)	200	204
Maricopa County Unified School District No. 41 Gilbert Series 2023C, GO, 5.00%, 7/1/2025	575	593
Maricopa County Unified School District No. 60 Higley
COP, AGM, 5.00%, 6/1/2037	170	192
COP, AGM, 5.00%, 6/1/2038	250	281
Maricopa County Unified School District No. 69 Paradise Valley Series 2022D, GO, 5.00%, 7/1/2035	425	498
Pima County Unified School District No. 16 Catalina Foothills, School Improvement Projects Series 2018B, GO, 5.00%, 7/1/2028	10	11
Pinal County Electric District No. 3 Rev., 4.00%, 7/1/2034	150	153
Town of Queen Creek, Excise Tax Rev., 5.00%, 8/1/2029	10	11
Total Arizona		7,184
Arkansas — 0.4%
City of Fort Smith, Water and Sewer Rev., 5.00%, 10/1/2027	1,305	1,393
City of Springdale Public Facilities Board Hospital, Arkansas Children's Northwest Project Rev., 5.00%, 3/1/2030	10	10
County of Pulaski
Rev., 5.00%, 3/1/2037	500	565
Rev., 4.25%, 3/1/2048	250	249
Total Arkansas		2,217
California — 5.3%
Briggs Elementary School District Series B, GO, 4.00%, 8/1/2030	5	5
California Community Choice Financing Authority, Clean Energy Project Series 2021B-1, 4.00%, 8/1/2031 (b)	12,200	12,306

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2020A, 3.95%, 1/30/2025 (b) (c)	1,500	1,500
California Municipal Finance Authority, Lutheran University
Rev., 5.00%, 10/1/2029	225	241
Rev., 5.00%, 10/1/2030	225	240
Rev., 5.00%, 10/1/2031	225	240
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project Rev., AMT, 5.00%, 7/1/2036 (c)	500	536
California Public Finance Authority, Enso Village Project
Series 2021B-3, Rev., 2.13%, 11/15/2027 (c)	60	60
Series 2021B-2, Rev., 2.38%, 11/15/2028 (c)	260	253
County of San Bernardino Series 2019A, COP, 5.00%, 10/1/2026	200	213
CSCDA Community Improvement Authority, Essential Housing, Orange Portfolio Series 2021A-1, Rev., 2.80%, 3/1/2047 (c)	1,500	1,088
CSCDA Community Improvement Authority, Essential Housing, Pasadena Portfolio Series 2021A-1, Rev., 2.65%, 12/1/2046 (c)	200	152
CSCDA Community Improvement Authority, Essential Housing, Senior Lien Series 2021A-1, Rev., 2.45%, 2/1/2047 (c)	1,395	1,097
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds Series 2015A, Rev., 5.00%, 6/1/2025 (d)	4,950	5,094
Lompoc Valley Medical Center GO, 5.00%, 8/1/2024	15	15
Los Angeles Community College District, Election of 2008 Series G, GO, 4.00%, 8/1/2024 (d)	145	146
Los Angeles Department of Water and Power, Power System
Series 2017A, Rev., 5.00%, 7/1/2034	710	760
Series 2019C, Rev., 5.00%, 7/1/2034	5	6
Ontario Public Financing Authority
Series 2022A, Rev., AGM, 5.00%, 11/1/2027	90	98
Series 2022A, Rev., AGM, 5.00%, 11/1/2029	100	114
Series 2022A, Rev., AGM, 5.00%, 11/1/2030	140	162
River Islands Public Financing Authority, Facilities District No. 2003 Series 2022A-1, AGM, 4.00%, 9/1/2037	250	263
Sacramento Municipal Utility District Financing Authority, Cosumnes Project Rev., 5.00%, 7/1/2028	1,290	1,331
San Francisco City and County Airport Commission, San Francisco International Airport Series 2019A, Rev., AMT, 5.00%, 5/1/2034	25	27
South Placer Wastewater Authority Rev., 5.00%, 11/1/2024	10	10
Vista Unified School District Series 2022B, GO, 5.00%, 8/1/2033	365	440
Westminster School District Series 2016, GO, 5.00%, 8/1/2030	5	5
Total California		26,402
Colorado — 3.6%
Arapahoe County School District No. 5 Cherry Creek GO, 5.00%, 12/15/2037	425	479
Boulder Valley School District No. Re-2 Boulder GO, 4.13%, 12/1/2046	5,000	5,087
City and County of Denver, Airport System
Series 2022D, Rev., AMT, 5.50%, 11/15/2032	2,250	2,655
Series 2022A, Rev., AMT, 5.50%, 11/15/2042	5,000	5,638
City of Greeley COP, 4.00%, 12/1/2034	10	11
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project
Rev., 4.00%, 5/1/2028	35	35
Rev., 4.00%, 5/1/2036	85	83
Denver Health and Hospital Authority Series 2019A, Rev., 4.00%, 12/1/2037	1,000	960
Dominion Water and Sanitation District Rev., 5.25%, 12/1/2032	500	508
Jefferson County School District R-1 GO, 5.00%, 12/15/2035	515	565
Reunion Metropolitan District Series 2021A, Rev., 3.63%, 12/1/2044	480	365

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
State of Colorado Series 2020-A, COP, 4.00%, 12/15/2034	25	27
Third Creek Metropolitan District No. 1, Limited Tax Series 2022A-1, GO, 4.50%, 12/1/2037	825	724
Windler Public Improvement Authority, Limited Tax
Series 2021A-1, Rev., 4.00%, 12/1/2036	885	652
Series 2021A-1, Rev., 4.00%, 12/1/2041	750	485
Total Colorado		18,274
Connecticut — 1.3%
City of Norwalk GO, 4.25%, 8/15/2048	1,100	1,121
Stamford Housing Authority, The Dogwoods Project Rev., BAN, 11.00%, 12/1/2027 (c)	1,000	1,080
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2022A, Rev., 5.00%, 7/1/2031	1,250	1,456
Series 2022B, Rev., 5.00%, 7/1/2031	2,500	2,913
Town of Southington Series 2020C, GO, 5.00%, 6/1/2028	5	5
Town of Stafford GO, 3.00%, 8/1/2026	10	10
Total Connecticut		6,585
District of Columbia — 0.3%
District of Columbia
Series 2017A, GO, 5.00%, 6/1/2029	290	311
Series 2017A, GO, 5.00%, 6/1/2031	600	642
District of Columbia, Gallaudet University Project
Series 2021A, Rev., 4.00%, 4/1/2033	160	165
Series 2021A, Rev., 4.00%, 4/1/2036	200	203
Metropolitan Washington Airports Authority Dulles Toll Road Series 2019A, Rev., 5.00%, 10/1/2036	270	290
Total District of Columbia		1,611
Florida — 3.2%
Capital Trust Agency, Inc., Legends Academy Project Series 2021A, Rev., 5.00%, 12/1/2045 (c)	175	124
City of Melbourne Water and Sewer Rev., 5.00%, 11/15/2039	2,355	2,726
City of Pompano Beach, John Knox Village Project
Rev., 3.50%, 9/1/2030	1,900	1,774
Series 2020, Rev., 3.50%, 9/1/2035	2,250	1,987
Series 2021A, Rev., 4.00%, 9/1/2041	115	98
Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects Series 2022B, Rev., 5.00%, 7/1/2031	165	174
Florida Development Finance Corp., IDEA Florida, Inc., Jacksonville IV Project Rev., 5.25%, 6/15/2029 (c)	100	102
Florida Development Finance Corp., Mater Academy Miami-Dade Osceola County Facilities
Series 2022A, Rev., 5.00%, 6/15/2028	180	186
Series 2022A, Rev., 5.00%, 6/15/2031	260	268
JEA Electric System Series 2017 B, Rev., 5.00%, 10/1/2031	4,000	4,288
Lee County Industrial Development Authority, Cypress Cove at Healthpeak Florida, Inc. Project Series 2022B2, Rev., 3.25%, 10/1/2026	1,500	1,441
Lee County School Board (The) COP, 5.00%, 8/1/2042	1,000	1,115
Palm Beach County Health Facilities Authority, Jupiter Medical Center Rev., 5.00%, 11/1/2028	150	158
Palm Beach County Health Facilities Authority, Toby and Leon Cooperman Sinai Residences of Boca Raton Expansion Rev., 4.00%, 6/1/2041	500	419

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Palm Beach County School District Series 2023A, COP, 5.00%, 8/1/2036	1,000	1,182
Wildwood Utility Dependent District Rev., 5.00%, 10/1/2030	125	142
Total Florida		16,184
Georgia — 3.2%
Brookhaven Urban Redevelopment Agency Series 2023A, Rev., 5.00%, 7/1/2040	2,920	3,392
Cherokee County Water and Sewer Authority Series 2023, Rev., 5.00%, 8/1/2037	135	159
City of Atlanta
Series 2021C, Rev., AMT, 5.00%, 7/1/2029	1,160	1,260
Series 2021B, Rev., 4.00%, 7/1/2040	1,850	1,892
Columbia County School District
GO, 5.00%, 10/1/2035	210	251
GO, 5.00%, 4/1/2036	700	833
GO, 5.00%, 10/1/2036	160	190
Development Authority of Monroe County (The) Series 2009-2, 3.88%, 3/6/2026 (b)	1,250	1,253
Georgia Ports Authority Rev., 4.00%, 7/1/2052	1,500	1,479
Lee County School District GO, 5.00%, 2/1/2030	325	354
Main Street Natural Gas, Inc., Gas Supply
Series 2023B, 5.00%, 3/1/2030 (b)	1,000	1,060
Series 2023A, 5.00%, 6/1/2030 (b)	1,300	1,374
Rome Building Authority, Rome City School Project
Rev., 5.00%, 3/1/2037	600	708
Rev., 5.00%, 3/1/2038	1,375	1,600
Rev., 5.00%, 3/1/2039	185	214
State of Georgia Series 2015A, GO, 5.00%, 2/1/2025	130	133
Total Georgia		16,152
Illinois — 5.2%
Chicago O'Hare International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.00%, 1/1/2030	4,000	4,380
Series 2023A, Rev., AMT, 5.00%, 1/1/2033	4,310	4,858
City of Chicago, Second Lien Waterworks Project Rev., 5.00%, 11/1/2029	1,000	1,012
Cook County Community Consolidated School District No. 15 Palatine GO, 5.00%, 12/1/2038	500	561
Illinois Finance Authority, Depaul College Prep Project Series 2023A, Rev., 4.50%, 8/1/2033 (c)	775	782
Illinois Finance Authority, Plymouth Place, Inc.
Series 2022B-3, Rev., 4.75%, 2/25/2024	40	40
Series 2022B-2, Rev., 5.25%, 11/15/2027	200	200
Series 2022B-1, Rev., 6.00%, 11/15/2027	100	100
Illinois Finance Authority, Smith Crossing
Rev., 4.00%, 10/15/2029	150	136
Rev., 4.00%, 10/15/2030	100	90
Illinois State Toll Highway Authority Series 2023A, Rev., 5.00%, 1/1/2042	1,000	1,131
Regional Transportation Authority Series 2002A, Rev., NATL - RE, 6.00%, 7/1/2024	750	758
State of Illinois
Series 2017D, GO, 5.00%, 11/1/2025	5,000	5,149
Series 2022A, GO, 5.00%, 3/1/2033	6,000	6,784
Total Illinois		25,981

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — 2.1%
Avon Community School Building Corp. Rev., 4.00%, 7/15/2035	25	26
Carmel Local Public Improvement Bond Bank Series 2021A, Rev., 4.00%, 7/15/2037	25	26
City of Valparaiso Rev., 5.38%, 12/1/2041 (c)	200	156
Fort Wayne Community School Building Corp., Fort Wayne Community Schools Rev., 5.00%, 7/15/2038	650	734
Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project Rev., 5.00%, 2/1/2026	1,000	1,001
Indiana Finance Authority Series 2023A, Rev., 5.00%, 6/1/2043	425	443
Indiana Finance Authority, DePauw University
Series 2022A, Rev., 5.00%, 7/1/2027	200	208
Series 2022A, Rev., 5.00%, 7/1/2029	200	213
Series 2022A, Rev., 5.00%, 7/1/2030	230	247
Series 2022A, Rev., 5.00%, 7/1/2031	230	248
Series 2022A, Rev., 5.00%, 7/1/2032	230	249
Indiana Finance Authority, Wastewater Utility Series 2021-1, Rev., 5.00%, 10/1/2030	380	435
Indiana Housing and Community Development Authority, Vita of New Whiteland Project Rev., 6.75%, 1/1/2043	2,000	1,993
Indianapolis Local Public Improvement Bond Bank, Stormwater Project Series 2013D, Rev., 5.00%, 1/1/2026	4,050	4,057
Lake Ridge School Building Corp., First Mortgage Rev., 4.00%, 7/15/2028	25	25
Marion High School Building Corp. Rev., 4.00%, 7/15/2027	250	257
Total Indiana		10,318
Iowa — 0.0% ^
Iowa Finance Authority, State Revolving Fund Rev., 5.00%, 8/1/2032	20	21
Kansas — 0.1%
City of Topeka, Kansas Health Care Facilities Series 2022B, Rev., 5.13%, 12/1/2026	250	249
City of Wichita Series 2016B, Rev., 4.00%, 10/1/2026	125	129
Total Kansas		378
Kentucky — 0.1%
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	740	733
Louisiana — 2.9%
Lafayette Public Power Authority Rev., 5.00%, 11/1/2025	15	15
Livingston Parish School Board Sales & Use Tax Series 2021A, Rev., 4.00%, 5/1/2027	25	26
Louisiana Local Government Environmental Facilities and Community Development Authority, Bossier City Project Rev., 5.00%, 10/1/2027	25	27
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Series 2020A, Rev., 5.00%, 5/15/2037	65	70
Louisiana Public Facilities Authority, School Master Project Series 2021A, Rev., 4.00%, 6/1/2031 (c)	290	268
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017A-1, 4.05%, 7/1/2026 (b)	3,500	3,465
St. Tammany Parish Hospital Service District No. 1 Series 2018A, Rev., 5.00%, 7/1/2032	15	16
State of Louisiana Gasoline and Fuels Tax Series A, Rev., 4.50%, 5/1/2025 (d)	8,000	8,143
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2023 A-2, LOC : TD Bank NA, 1.25%, 2/1/2024 (b)	2,500	2,500
Terrebonne Parish Recreation District No. 5 GO, 5.00%, 3/1/2027	20	21
Total Louisiana		14,551
Maine — 0.3%
Maine Health & Higher Educational Facilities Authority
Series 2023A, Rev., AGM, 5.00%, 7/1/2025	100	103
Series 2023A, Rev., AGM, 5.00%, 7/1/2026	200	209
Maine Municipal Bond Bank Series 2022A, Rev., 5.00%, 11/1/2033	800	949
Total Maine		1,261

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maryland — 1.0%
County of Howard Series 2021A, GO, 5.00%, 8/15/2024	2,370	2,396
County of Montgomery, Consolidated Public Improvements Series 2016A, GO, 4.00%, 12/1/2033	5	5
Maryland Health and Higher Educational Facilities Authority, Stevenson University Issue
Series 2021A, Rev., 5.00%, 6/1/2030	395	421
Series 2021A, Rev., 5.00%, 6/1/2032	450	481
Series 2021A, Rev., 4.00%, 6/1/2038	790	752
State of Maryland Series 2021-A, GO, 4.00%, 8/1/2036	590	634
State of Maryland, Department of Transportation Rev., 5.00%, 10/1/2027	450	488
Total Maryland		5,177
Massachusetts — 2.6%
City of Quincy
Series 2023 B, GO, 5.00%, 12/15/2035	320	386
Series 2023 B, GO, 5.00%, 12/15/2037	365	432
Series 2023 B, GO, 5.00%, 12/15/2038	170	200
Series 2023 B, GO, 5.00%, 12/15/2039	65	75
Commonwealth of Massachusetts
Series 2018B, GO, 5.00%, 1/1/2030	1,415	1,546
Series 2024A, GO, 5.00%, 1/1/2041	1,000	1,151
Series 2022 E, GO, 5.00%, 11/1/2049	3,030	3,321
Massachusetts Clean Water Trust (The)
Rev., 5.00%, 2/1/2037	250	296
Series 25B, Rev., 5.00%, 2/1/2037	400	474
Rev., 5.00%, 2/1/2038	175	205
Series 25B, Rev., 5.00%, 2/1/2038	300	351
Series 25B, Rev., 5.00%, 2/1/2039	250	290
Massachusetts Development Finance Agency, Boston Medical Center Issue
Series 2023G, Rev., 5.25%, 7/1/2048	1,000	1,094
Series 2023G, Rev., 4.38%, 7/1/2052	700	702
Massachusetts Development Finance Agency, Salem Community Corp.
Rev., 5.00%, 1/1/2026	290	287
Rev., 5.00%, 1/1/2027	300	296
Rev., 5.00%, 1/1/2028	265	260
Rev., 5.00%, 1/1/2029	500	488
Rev., 5.00%, 1/1/2030	230	223
Rev., 5.00%, 1/1/2031	245	237
Rev., 5.13%, 1/1/2040	100	92
Town of Arlington GO, 4.00%, 12/1/2049	630	634
Total Massachusetts		13,040
Michigan — 0.3%
Avondale School District GO, Q-SBLF, 5.00%, 11/1/2027	15	16
City of Detroit, Unlimited Tax Series 2021A, GO, 5.00%, 4/1/2037	400	422
Eastern Michigan University, Board of Regents Series 2017A, Rev., 5.00%, 3/1/2033	1,000	1,057
Lakeview School District, School Building and Site GO, Q-SBLF, 5.00%, 5/1/2028	10	10
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project Rev., AMT, 4.00%, 10/1/2026 (b)	125	124
Onekama Consolidated Schools GO, AGM, 4.00%, 5/1/2025	15	15

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — continued
Watervliet Public Schools, School Building and Site GO, Q-SBLF, 5.00%, 5/1/2025	10	10
Wayne-Westland Community Schools Series 2019, GO, Q-SBLF, 4.00%, 11/1/2031	10	11
Total Michigan		1,665
Minnesota — 2.2%
Chisholm Independent School District No. 695 Series 2023A, GO, Zero Coupon, 2/1/2039	600	315
County of Hennepin Series 2018 A, GO, 5.00%, 12/1/2029	1,010	1,096
Metropolitan Council Series 2023C, GO, 4.00%, 3/1/2042	4,965	5,035
Minnesota Higher Education Facilities Authority, University of St. Thomas
Series 2022A, Rev., 5.00%, 10/1/2025	170	175
Series 2022A, Rev., 5.00%, 10/1/2026	100	105
Series 2022A, Rev., 5.00%, 10/1/2027	275	294
Series 2022A, Rev., 5.00%, 10/1/2028	290	315
Series 2022B, Rev., 5.00%, 10/1/2028	655	712
Series 2022A, Rev., 5.00%, 10/1/2029	315	349
Series 2022A, Rev., 5.00%, 10/1/2030	225	252
Series 2022A, Rev., 5.00%, 10/1/2031	350	391
Series 2022A, Rev., 5.00%, 10/1/2032	245	273
Minnesota Municipal Gas Agency Series Subseries,2022A, Rev., LIQ : Royal Bank of Canada, 4.00%, 12/1/2027	1,435	1,446
Moorhead Independent School District No. 152 Series 2020A, GO, 4.00%, 2/1/2028	10	11
Total Minnesota		10,769
Missouri — 0.1%
Industrial Development Authority of the City of St Louis Missouri (The), Innovation District Rev., 5.00%, 5/15/2041	400	402
Montana — 0.0% ^
Silver Bow County School District No. 1 GO, 5.00%, 7/1/2029	5	6
Nebraska — 0.0% ^
Lancaster County School District 001 GO, 5.00%, 1/15/2026	110	115
Nevada — 0.5%
County of Clark, Nevada Improvement District No. 158 5.00%, 8/1/2034	10	10
State of Nevada Series 2015B, GO, 5.00%, 11/1/2026	2,500	2,563
Total Nevada		2,573
New Hampshire — 1.0%
New Hampshire Health and Education Facilities Authority Act, Trustees of Dartmouth College Series 2007B, LIQ : Bank of New York Mellon (The), 1.00%, 2/1/2024 (b)	5,000	5,000
New Jersey — 2.6%
Camden County Improvement Authority (The)
Rev., GTD, 5.00%, 1/15/2037	300	340
Rev., 6.00%, 6/15/2042	525	582
Camden County Improvement Authority (The), Camden Prep High School Project
Rev., 4.00%, 7/15/2027 (c)	215	214
Rev., 5.00%, 7/15/2032 (c)	285	302
Rev., 5.00%, 7/15/2042 (c)	585	596
County of Morris GO, 3.00%, 2/1/2030	20	20
New Jersey Economic Development Authority Series 2023RRR, Rev., 5.00%, 3/1/2026	4,500	4,689
New Jersey Economic Development Authority, Department of the Treasury Series 2014PP, Rev., 5.00%, 6/15/2024 (d)	5,000	5,028
New Jersey Transportation Trust Fund Authority, Transportation Program Series 2020AA, Rev., 4.00%, 6/15/2045	1,100	1,092

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
New Jersey Turnpike Authority Series 2017B, Rev., 4.00%, 1/1/2035	5	5
Northvale School District GO, 4.00%, 8/1/2038	35	36
Total New Jersey		12,904
New Mexico — 0.9%
Albuquerque Municipal School District No. 12 Series 2023A, GO, 5.00%, 8/1/2024	750	757
Loving Municipal School District No. 10
GO, 5.00%, 9/15/2024	430	434
GO, 5.00%, 9/15/2025 (d)	300	310
GO, 5.00%, 9/15/2025	1,090	1,122
GO, 5.00%, 9/15/2026	360	379
GO, 5.00%, 9/15/2027	340	366
GO, 5.00%, 9/15/2028	300	323
State of New Mexico GO, 5.00%, 3/1/2031	755	878
Total New Mexico		4,569
New York — 16.3%
Build NYC Resource Corp. Rev., 5.00%, 7/1/2030	510	553
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project Rev., 5.00%, 7/1/2034	210	230
Build NYC Resource Corp., New World Preparatory Charter School Project Series 2021A, Rev., 4.00%, 6/15/2031 (c)	150	140
City of New York
Series 2021A Subseries A1, GO, 4.00%, 8/1/2034	150	160
Series 2021F Subseries F-1, GO, 5.00%, 3/1/2036	1,000	1,143
City of New York, Fiscal Year 2014 Series 2014D-4, LOC : TD Bank NA, 1.25%, 2/1/2024 (b)	2,500	2,500
City of New York, Fiscal Year 2021 Series 2021F, Subseries F-1, GO, 5.00%, 3/1/2037	2,000	2,269
County of St. Lawrence GO, AGM, 3.00%, 5/15/2034	10	10
Hudson Yards Infrastructure Corp. Series 2017 A, Rev., 5.00%, 2/15/2031	1,500	1,592
Long Island Power Authority, Electric System
Series 2021A, Rev., 4.00%, 9/1/2033	30	33
Series 2019A, Rev., 3.00%, 9/1/2036	10	10
Metropolitan Transportation Authority Series C-1, Rev., 5.25%, 11/15/2028	5,000	5,145
Monroe County Water Authority Rev., 4.00%, 3/1/2050	4,510	4,399
New York City Municipal Water Finance Authority Fiscal Year 2022 Series 2022, SubseriesBB-1, Rev., 4.00%, 6/15/2045	3,000	3,014
New York City Municipal Water Finance Authority, Second General Resolution Series BB 1A, LIQ : State Street Bank & Trust , 1.25%, 2/1/2024 (b)	2,700	2,700
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-2, LIQ : UBS AG, 1.40%, 2/1/2024 (b)	3,900	3,900
New York City Transitional Finance Authority Future Tax Secured
Series 2020B-1, Rev., 5.00%, 11/1/2025	900	934
Series 2023D, SubseriesD-1, Rev., 5.00%, 11/1/2046	10,000	11,092
New York City Transitional Finance Authority, Future Tax Secured Series 2022B, Subseries B-1, Rev., 4.00%, 8/1/2038	600	619
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024 Series 2024C, Rev., 5.25%, 5/1/2050	1,500	1,701
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2022 Series 2022F, SubseriesF-1, Rev., 5.00%, 2/1/2036	1,005	1,171
New York Convention Center Development Corp. Series B, Rev., AGM-CR, Zero Coupon, 11/15/2049	8,770	2,520
New York Liberty Development Corp., Secured by Port Authority Series 1WTC-2021, Rev., 2.75%, 2/15/2044	1,000	775
New York Liberty Development Corp., World Trade Centre Series 1WTC-2021, Rev., 2.25%, 2/15/2041	500	374
New York Power Authority Series 2020A, Rev., 4.00%, 11/15/2045	2,250	2,259

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York State Dormitory Authority
Series 2018C, Rev., 5.00%, 3/15/2033	15	16
Series 2017A, Rev., 4.00%, 2/15/2034	1,000	1,034
Series 2019D, Rev., 5.00%, 2/15/2035	100	113
New York State Dormitory Authority, Sales Tax Series A, Rev., 5.00%, 3/15/2033	1,000	1,002
New York State Dormitory Authority, School Districts Financing Program Series 2018A, Rev., 5.00%, 10/1/2030	875	924
New York State Dormitory Authority, State Personal Income Tax
Series 2021 E, Rev., 4.00%, 3/15/2042	2,000	2,008
Series 2020A, Rev., 4.00%, 3/15/2047	1,930	1,907
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2020A, Rev., 4.00%, 3/15/2044	1,000	997
New York State Environmental Facilities Corp.
Series 2022B, Rev., 5.00%, 9/15/2031	300	356
Series 2022B, Rev., 5.00%, 9/15/2032	400	483
Series 2022B, Rev., 5.00%, 9/15/2033	565	679
Series 2022B, Rev., 5.00%, 9/15/2034	300	359
Series 2022B, Rev., 5.00%, 9/15/2035	1,000	1,191
Series 2022B, Rev., 5.00%, 9/15/2036	950	1,122
Series 2022B, Rev., 5.00%, 9/15/2037	635	743
New York State Thruway Authority Series J, Rev., 5.00%, 5/14/2024	5	5
New York State Thruway Authority, Junior Lien Series 2016A, Rev., 5.00%, 1/1/2025	25	25
New York State Urban Development Corp., State Sales Tax Series 2021A, Rev., 4.00%, 3/15/2046	1,000	995
New York Transportation Development Corp. Rev., AMT, AGM, 5.00%, 6/30/2049	1,700	1,784
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2028	3,500	3,627
Series 2018, Rev., AMT, 5.00%, 1/1/2031	1,000	1,031
Series 2023, Rev., AMT, 6.00%, 4/1/2035	1,000	1,122
Port Authority of New York & New Jersey Series 222, Rev., 4.00%, 7/15/2038	100	104
Sales Tax Asset Receivable Corp., Fiscal Year 2015 Series 2015A, Rev., 5.00%, 10/15/2024 (d)	1,890	1,916
Syracuse Industrial Development Agency, Syracuse City School District Series 2019A, Rev., 4.00%, 5/1/2034	10	10
Triborough Bridge & Tunnel Authority Series 2022B, Rev., 5.00%, 5/15/2029	375	423
Utility Debt Securitization Authority Series 2013TE, Rev., 5.00%, 3/14/2024	4,250	4,259
Village of Stewart Manor, Public Improvement GO, 4.00%, 8/1/2028	20	21
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project
Series 2021D, Rev., 2.88%, 7/1/2026 (c)	465	459
Series 2021C-EFRB, Rev., 3.20%, 7/1/2028 (c)	3,025	2,955
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 5.00%, 7/1/2041 (c)	1,000	900
Total New York		81,813
North Carolina — 1.1%
City of Charlotte Series 2023B, Rev., AMT, 5.00%, 7/1/2048	570	610
County of Catawba
Rev., 5.00%, 4/1/2038	650	752
Rev., 5.00%, 4/1/2039	425	488
County of Durham Series 2023A, Rev., 5.00%, 6/1/2026	1,285	1,352
County of Wake GO, 5.00%, 4/1/2028	1,315	1,446

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — continued
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien Rev., AGM, 5.00%, 1/1/2029	700	741
University of North Carolina at Greensboro Rev., 4.00%, 4/1/2035	10	10
Total North Carolina		5,399
North Dakota — 0.1%
North Dakota Building Authority Series 2020A, Rev., 5.00%, 12/1/2035	220	247
Ohio — 3.0%
Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron Series 2022A, Rev., 5.00%, 11/15/2029	650	726
Butler County Port Authority, Community First Solutions
Series 2021A, Rev., 4.00%, 5/15/2038	110	109
Series 2021A, Rev., 4.00%, 5/15/2039	110	108
Series 2021A, Rev., 4.00%, 5/15/2040	120	117
Series 2021A, Rev., 4.00%, 5/15/2041	125	121
County of Cuyahoga, Eliza Jennings Senior Care Network Series 2022A, Rev., 5.00%, 5/15/2032	160	156
Jefferson County Port Authority, JSW Steel USA Ohio, Inc. Project 5.00%, 12/1/2028 (b) (c)	1,140	1,143
Ohio Higher Educational Facility Commission, Capital University 2022 Project Rev., 5.00%, 9/1/2030	275	278
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Series 2008-B4, LIQ : Barclays Bank plc, 1.35%, 2/1/2024 (b)	5,000	5,000
Ohio Higher Educational Facility Commission, John Carroll University
Rev., 5.00%, 10/1/2030	425	461
Rev., 5.00%, 10/1/2031	645	704
Rev., 5.00%, 10/1/2032	700	763
Ohio Water Development Authority Series 2021A, Rev., 5.00%, 12/1/2039	1,025	1,159
Ohio Water Development Authority Water Pollution Control Loan Fund
Series 2023B, Rev., 5.00%, 12/1/2038	1,000	1,166
Series 2021A, Rev., 4.00%, 12/1/2041	1,195	1,224
State of Ohio
Series 2016A, GO, 5.00%, 9/1/2025	385	398
Series Y, GO, 5.00%, 5/1/2038	1,000	1,169
Total Ohio		14,802
Oklahoma — 0.8%
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Rev., 5.00%, 10/1/2025	500	514
Rev., 5.00%, 10/1/2026	500	525
Oklahoma State University Series 2021A, Rev., 4.00%, 9/1/2036	25	26
Oklahoma Turnpike Authority, Turnpike System, Second Senior Series 2017A, Rev., 5.00%, 1/1/2038	2,000	2,046
Oklahoma Water Resources Board Series 2023 C, Rev., 5.00%, 10/1/2037	810	938
Total Oklahoma		4,049
Oregon — 3.5%
City of Portland, Second Lien Sewer System Series 2014B, Rev., 4.00%, 10/1/2036	2,180	2,191
Hillsboro School District No. 1J GO, 4.00%, 6/15/2035	100	106
Hospital Facilities Authority of Multnomah County Oregon, Terwilliger Plaza, Inc.
Series 2021B-2, Rev., 0.95%, 6/1/2027	1,805	1,624
Series 2021B1, Rev., 1.20%, 6/1/2028	2,000	1,749
Oregon State Facilities Authority, Peacehealth Series 2018A, LOC : US Bank NA, 1.10%, 2/1/2024 (b)	10,000	10,000

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oregon — continued
Washington & Multnomah Counties School District No. 48J Beaverton Series B, GO, 5.00%, 6/15/2025	1,455	1,498
Yamhill County Hospital Authority, Friendsview Manor Series 2021A, Rev., 5.00%, 11/15/2056	210	161
Total Oregon		17,329
Pennsylvania — 2.2%
Allegheny County Airport Authority, Pittsburgh International Airport Series 2023A, Rev., AMT, AGM, 5.50%, 1/1/2043	1,500	1,682
Allegheny County Higher Education Building Authority, Chatham University Rev., 5.00%, 9/1/2029	100	101
Bucks County Water and Sewer Authority Series 2022A, Rev., AGM, 5.00%, 12/1/2039	425	477
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2025	630	642
Rev., 5.00%, 6/1/2026	380	394
Rev., 5.00%, 6/1/2027	500	528
Rev., 5.00%, 6/1/2028	880	945
Rev., 5.00%, 6/1/2029	380	409
Fairview School District Series A, GO, 4.00%, 2/1/2028	10	10
Health Care Facilities Authority of Sayre, Guthrie Clinic (The) Rev., (3-MONTH SOFR + 1.04%), 4.56%, 3/1/2024 (e)	500	500
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 4.00%, 9/1/2043	2,000	1,953
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges Rev., AMT, AGM, 5.00%, 12/31/2057	1,695	1,794
Pennsylvania Turnpike Commission Series 2023, Rev., 5.00%, 12/1/2038	500	568
Pennsylvania Turnpike Commission Oil Franchise Tax Series 2021B, Rev., 5.00%, 12/1/2025	165	171
Philadelphia Authority for Industrial Development, Holy Family University Rev., 5.00%, 9/1/2029	675	721
Total Pennsylvania		10,895
South Carolina — 0.3%
City of Charleston, Waterworks & Sewer System Rev., 5.00%, 1/1/2028	15	16
County of Oconee GO, 5.00%, 4/1/2035	1,240	1,480
Spartanburg County Tourist Public Facilities Corp. COP, 4.00%, 4/1/2028	10	10
Total South Carolina		1,506
Tennessee — 4.7%
City of Clarksville Series 2021A, Rev., 4.00%, 2/1/2051	2,000	1,979
City of Knoxville Series 2021A, Rev., 4.00%, 4/1/2038	25	26
City of Memphis, Electric System Rev., 5.00%, 12/1/2026	345	367
City of Murfreesboro GO, 5.00%, 6/1/2029	725	816
County of Sumner, Tennessee General Obligation GO, 5.00%, 6/1/2025	1,750	1,799
Knox County Health Educational and Housing Facility Board, University of Tennessee Project Series 2024A-1, Rev., 5.50%, 7/1/2054	500	550
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,098
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Belmont University Rev., 5.00%, 5/1/2037	250	280
Metropolitan Government of Nashville and Davidson County Series 2024 A, Rev., 5.00%, 5/15/2037 (f)	1,000	1,189
Metropolitan Nashville Airport Authority (The)
Series 2022B, Rev., AMT, 5.50%, 7/1/2038	1,500	1,703
Series 2022B, Rev., AMT, 5.25%, 7/1/2047	1,400	1,499
Tennergy Corp., Gas Supply Series 2021 A, 4.00%, 9/1/2028 (b)	7,265	7,278
Tennessee Energy Acquisition Corp., Gas Project Series 2023A-1, 5.00%, 5/1/2028 (b)	4,685	4,869
Total Tennessee		23,453

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — 8.4%
Aledo Independent School District GO, PSF-GTD, 5.00%, 2/15/2043	2,600	2,885
Aledo Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2042	500	558
GO, PSF-GTD, 5.00%, 2/15/2048	2,000	2,182
Allen Independent School District GO, PSF-GTD, 5.00%, 2/15/2026 (d)	1,770	1,847
Bexar County Hospital District GO, 4.00%, 2/15/2035	10	10
Bryan Independent School District GO, PSF-GTD, 4.00%, 2/15/2032	1,000	1,066
City of Austin, Airport System Rev., AMT, 5.00%, 11/15/2034	1,500	1,683
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., AGM, 5.75%, 12/1/2032 (d)	5,550	7,002
City of Mesquite, Waterworks & Sewer System
Rev., 5.00%, 3/1/2029	655	725
Rev., 5.00%, 3/1/2035	1,000	1,156
Clifton Higher Education Finance Corp., IDEA Public Schools Series 2021 T, Rev., PSF-GTD, 5.00%, 8/15/2030	460	522
County of El Paso GO, 5.00%, 2/15/2032	1,490	1,598
County of Tarrant GO, 5.00%, 7/15/2033	500	579
Crowley Independent School District
GO, PSF-GTD, 4.25%, 2/1/2053	500	506
GO, PSF-GTD, 5.25%, 2/1/2053	500	556
Denton Independent School District GO, PSF-GTD, 5.00%, 8/15/2030	460	517
Irving Independent School District
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2037	1,000	1,160
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2039	1,000	1,141
McKinney Independent School District GO, PSF-GTD, 5.00%, 2/15/2033	2,650	3,036
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project Rev., 4.00%, 1/1/2037	100	78
Newark Higher Education Finance Corp., The Hughen Center, Inc.
Series 2022A, Rev., PSF-GTD, 5.00%, 8/15/2037	250	286
Series 2022A, Rev., PSF-GTD, 5.00%, 8/15/2042	340	379
North Texas Tollway Authority System, First Tier Series 2023 A, Rev., 5.00%, 1/1/2026	1,000	1,038
North Texas Tollway Authority, First Tier
Series A, Rev., 5.00%, 1/1/2026	10	10
Series A, Rev., 5.00%, 1/1/2030	360	374
North Texas Tollway Authority, North Texas Tollway System Series A, Rev., 5.00%, 1/1/2035	600	634
North Texas Tollway Authority, Second Tier Series B, Rev., 5.00%, 1/1/2030	400	415
Northwest Independent School District, Denton, Tarrant And Wise Counties Texas, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2024	3,850	3,852
Northwest Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2044	1,000	1,116
Plano Independent School District, Unlimited Tax GO, 5.00%, 2/15/2041	600	673
Round Rock Independent School District GO, 5.00%, 8/1/2029	115	124
Taylor Independent School District GO, PSF-GTD, 5.00%, 2/15/2026 (d)	1,150	1,200
Texas Water Development Board Series 2018B, Rev., 5.00%, 10/15/2029	1,000	1,104
Trinity River Authority Rev., 5.00%, 2/1/2038	300	342
Trinity River Authority, Walker-Calloway System
Rev., 5.00%, 2/1/2027	290	308
Rev., 5.00%, 2/1/2028	305	331
Rev., 5.00%, 2/1/2029	320	347
Rev., 5.00%, 2/1/2030	340	371

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Rev., 5.00%, 2/1/2031	355	387
Tyler Independent School District GO, PSF-GTD, 5.00%, 2/15/2028	175	187
Total Texas		42,285
Utah — 0.7%
City of Salt Lake City Series 2018A, Rev., AMT, 5.00%, 7/1/2029	2,000	2,136
Utah Charter School Finance Authority, Wallace Stegner Academy
Series 2022A, Rev., 5.25%, 6/15/2032 (c)	500	503
Series 2022A, Rev., 5.63%, 6/15/2042 (c)	805	798
Total Utah		3,437
Virginia — 1.2%
Henrico County Economic Development Authority, Westminster-Canterbury Corp. Rev., 4.00%, 10/1/2040	330	319
Virginia Public School Authority, Prince William County Rev., 4.25%, 10/1/2039	5,525	5,860
Total Virginia		6,179
Washington — 4.7%
King County School District No. 403 Renton, Unlimited Tax GO, 4.00%, 12/1/2039	4,610	4,750
Port of Seattle, Intermediate Lien
Series B, Rev., 5.00%, 3/1/2033	3,750	3,776
Series B, Rev., 5.00%, 3/1/2034	1,000	1,007
State of Washington Series R-2022A, GO, 4.00%, 2/1/2036	4,335	4,661
State of Washington Motor Vehicle Fuel Tax Series 2024 B, GO, 5.00%, 6/1/2045	2,000	2,243
State of Washington, Various Purpose Series 2023C, GO, 5.00%, 6/1/2041	2,000	2,288
State of Washington, Various Purpose General Obligation Series 2022C, GO, 5.00%, 2/1/2042	2,000	2,243
Washington Health Care Facilities Authority, Providence St. Joseph Health Series 2018B, Rev., 5.00%, 10/1/2025	1,250	1,283
Washington State Housing Finance Commission, Bitter Lake Village Associates 1 LP LOC : FNMA, 3.89%, 2/9/2024 (b)	250	250
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (c)	1,415	1,269
Total Washington		23,770
Wisconsin — 2.6%
Public Finance Authority, Ascend Leadership Academy Project Series 2021A, Rev., 5.00%, 6/15/2041 (c)	130	111
Public Finance Authority, Carmelite System, Inc. (The) Rev., 3.25%, 1/1/2029	860	806
Public Finance Authority, Coral Academy of Science Series 2021A, Rev., 4.00%, 7/1/2041	500	433
Public Finance Authority, Coral Academy of Science Las Vegas Series 2021A, Rev., 4.00%, 7/1/2030	305	298
Public Finance Authority, Eastern Michigan University Student Housing Project Series 2022A-1, Rev., 5.25%, 7/1/2033	500	583
Public Finance Authority, The Franklin School of Innovation Rev., 5.00%, 1/1/2042 (c)	105	92
Public Finance Authority, Triad Educational Services, Inc. Rev., 5.00%, 6/15/2032	360	372
Public Finance Authority, Triad Math & Science Academy Co.
Series 2021A, Rev., 4.00%, 6/15/2024	340	339
Series 2021A, Rev., 4.00%, 6/15/2026	370	365
Series 2021A, Rev., 4.00%, 6/15/2028	400	392
Series 2021A, Rev., 4.00%, 6/15/2030	435	423
Public Finance Authority, Viticus Group Project
Series 2022A, Rev., 4.00%, 12/1/2031 (c)	100	92
Series 2022A, Rev., 4.00%, 12/1/2041 (c)	290	239
State of Wisconsin Series 2021A, GO, 5.00%, 5/1/2036	3,470	3,752
Wisconsin Department of Transportation Series 2017-1, Rev., 5.00%, 7/1/2025	2,000	2,061

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Health and Educational Facilities Authority, Marquette University Rev., 5.00%, 10/1/2032	400	438
Wisconsin Health and Educational Facilities Authority, Medical College of Wisconsin, Inc., (The) Series 2008B, LOC : TD Bank NA, 1.25%, 2/1/2024 (b)	2,200	2,200
Total Wisconsin		12,996
Total Municipal Bonds (Cost $455,605)		463,508
	SHARES (000)
Short-Term Investments — 4.6%
Investment Companies — 4.6%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.57% (g) (h) (Cost $23,080)	23,079	23,081
Total Investments — 97.1% (Cost $478,685)		486,589
Other Assets Less Liabilities — 2.9%		14,453
NET ASSETS — 100.0%		501,042

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
CR	Custodial Receipts
FNMA	Federal National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue
SOFR	Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of January 31, 2024.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of January 31, 2024.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of January 31, 2024.

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
Centrally Cleared Inflation-linked swap contracts outstanding as of January 31, 2024 (amounts in thousands):

FLOATING RATE INDEX(a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) $	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CPI-U at termination	2.28% at termination	Receive	12/12/2028	USD22,519	—	32	32
CPI-U at termination	2.34% at termination	Receive	1/5/2029	USD4,323	—	(3)	(3)
CPI-U at termination	2.36% at termination	Receive	12/4/2028	USD19,925	—	(50)	(50)
CPI-U at termination	2.38% at termination	Receive	12/4/2028	USD53,116	(3)	(157)	(160)
CPI-U at termination	2.41% at termination	Receive	11/28/2028	USD18,395	—	(89)	(89)
CPI-U at termination	2.43% at termination	Receive	11/17/2028	USD30,580	—	(166)	(166)
CPI-U at termination	2.48% at termination	Receive	11/15/2028	USD65,338	—	(481)	(481)
CPI-U at termination	2.49% at termination	Receive	9/5/2028	USD44,365	28	(239)	(211)
CPI-U at termination	2.50% at termination	Receive	9/6/2028	USD35,658	—	(202)	(202)
CPI-U at termination	2.54% at termination	Receive	11/15/2030	USD48,193	—	(430)	(430)
CPI-U at termination	2.56% at termination	Receive	11/17/2033	USD13,201	—	(122)	(122)
CPI-U at termination	2.59% at termination	Receive	7/24/2033	USD12,390	20	(123)	(103)
CPI-U at termination	2.60% at termination	Receive	7/25/2033	USD13,349	4	(128)	(124)
CPI-U at termination	2.61% at termination	Receive	7/24/2033	USD12,522	2	(122)	(120)
CPI-U at termination	2.68% at termination	Receive	10/23/2028	USD22,184	(32)	(317)	(349)
					19	(2,629)	(2,610)
					19	(2,597)	(2,578)

Abbreviations
CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

(a)	Value of floating rate index at January 31, 2024 was as follows:

FLOATING RATE INDEX	VALUE
CPI-U	3.08%

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$463,508	$—	$463,508
Short-Term Investments
Investment Companies	23,081	—	—	23,081
Total Investments in Securities	$23,081	$463,508	$—	$486,589

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Swaps	$—	$32	$—	$32
Depreciation in Other Financial Instruments
Swaps	—	(2,629)	—	(2,629)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$—	$(2,597)	$—	$(2,597)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.57% (a) (b)	$35,872	$72,111	$84,906	$3	$1	$23,081	23,079	$204	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2024.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
(1). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Inflation-Linked Swaps
The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.